ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	0 Months Ended						12 Months Ended										0 Months Ended		0 Months Ended				0 Months Ended							12 Months Ended	0 Months Ended
	Jan. 28, 2010 CNY	Dec. 30, 2009	Dec. 31, 2013	Apr. 16, 2012	Feb. 02, 2010 USD ($)	Feb. 01, 2010 USD ($)	Dec. 31, 2013 Primary and Commercial Services item	Dec. 31, 2013 CENTURY 21 franchise rights	Oct. 19, 2007 The ESOP	Aug. 18, 2006 The ESOP	Feb. 02, 2010 Series A Preferred Shares	Feb. 01, 2010 Series A Preferred Shares	Dec. 30, 2009 Series A Preferred Shares USD ($)	Feb. 02, 2010 Series B Preferred Shares	Feb. 01, 2010 Series B Preferred Shares	Dec. 30, 2009 Series B Preferred Shares USD ($)	Jan. 28, 2010 ADS CNY	Jan. 28, 2010 ADS USD ($)	Feb. 02, 2010 Ordinary Shares	Jan. 28, 2010 Ordinary Shares	Feb. 01, 2010 Ordinary Shares	Dec. 30, 2009 Ordinary Shares USD ($)	Feb. 02, 2010 Common Class A USD ($)	Dec. 31, 2013 Common Class A USD ($)	Dec. 31, 2012 Common Class A USD ($)	Apr. 16, 2012 Common Class A	Apr. 15, 2012 Common Class A	Feb. 02, 2010 Common Class B USD ($)	Feb. 02, 2010 Preferred Shares USD ($)	Dec. 31, 2013 Future CENTURY 21 franchise rights USD ($)	Jan. 28, 2010 Changed ratio of ADS and ordinary shares ADS USD ($)	May 09, 2011 Goldman Common Class A	Feb. 02, 2010 Goldman Common Class A	May 09, 2011 Goldman Common Class B	Aug. 24, 2006 Goldman Future Series A Preferred Shares USD ($)	Aug. 24, 2006 Goldman Future Series A Preferred Shares CNY	Oct. 19, 2007 GL Asia Mauritius II Cayman Limited Series B Preferred Shares USD ($)	Oct. 19, 2007 GL Asia Mauritius II Cayman Limited Series B Preferred Shares CNY	Feb. 21, 2008 Realogy Series B Preferred Shares USD ($)	Feb. 21, 2008 Realogy Series B Preferred Shares CNY	Nov. 30, 2005 Maxpro Mr. Donald Zhang	Dec. 15, 2005 IFM Overseas Limited Mr. Donald Zhang	Aug. 24, 2006 The Partnership IFM Holding	Aug. 24, 2006 The Partnership Mr. Harry Lu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest ownership percentage of the entity owned by owner(s)																																									100.00%	100.00%	80.00%	20.00%
Shares authorized for issuance									52,500,000	40,000,000
Shares issued/to be issued																																			$ 22,000,000	175,300,000	$ 40,000,000	300,600,000	$ 2,300,000	16,700,000
Shares issued/to be issued (in shares)																	12,487,500			187,312,500											4,162,500				200,000,000	200,000,000	105,300,000	105,300,000	6,100,000	6,100,000
Ordinary shares, shares reserved									85,300,000	40,000,000
Split of share capital		10
Ordinary shares, par value (in dollars per share)																						$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Convertible preferred shares, par value (in dollars per share)													$ 0.001			$ 0.001
Issuance price to public (in dollars per share)																		$ 7.00													$ 21.00
Proceeds from IPO	557,500,000																557,500,000
Authorised share capital					3,333,000	1,325,114
Authorised share capital (in shares)					3,333,000,000																								100,000,000
Ordinary shares authorized																			3,021,632,730		1,013,746,760		3,133,000,000	3,133,000,000	3,133,000,000			100,000,000
Preferred shares authorized											200,000,000	200,000,000		111,367,270	111,367,270
Creation of additional ordinary shares																			2,007,885,970
Par value of authorized share capital, in dollars per share					$ 0.001																								$ 0.001
Shares converted																																	80,502,938	80,502,938
Shares issued in conversion																																80,502,938
Conversion basis of one ordinary share to Class A Ordinary share																							1
Ratio of ADSs to Class A ordinary shares			45																							45	15
Number of new ADSs the record holders entitled to receive				1
Number of old ADSs each new ADS exchanges for				3
Number of business units under segment							3
Average loan-to-value ratio			50.00%
Additional term upon payment of renewal fees for franchise agreement acquired with Cendant								25 years
Renewal clause payment																														$ 4,500,000